Investment in and advances to Equity-Accounted for Investment - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Schedule of Equity Method Investments [Line Items]
Investment in and advances to equity accounted investments	$ 15,731	$ 16,198
Equity income (loss)	$ 3,432	244	$ (14,107)
High-Q Joint Venture
Schedule of Equity Method Investments [Line Items]
Number Of Vessels | vessel	1
Investment in and advances to equity accounted investments	$ 15,700	16,200
Long-term debt, gross	20,600	24,400
Equity income (loss)	$ 3,400	$ 200	(14,100)
Percentage Of Exposure To Loan Guarantee	50.00%
Ownership percentage	50.00%
Equity method investment, other than temporary impairment			$ 11,600